Leases (Right-of-Use Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost	$ 158.5	$ 153.0
Accumulated depreciation	(67.1)	(49.3)
Right-of-use asset	91.4	103.7
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	103.7
Additions	5.9
Dispositions	(0.2)
Depreciation	(18.0)
Net carrying amount, end of year	91.4	103.7
Sublease income	5.4	5.6
Other Income (Loss)
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Sublease income	5.4	5.6
Office
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost	121.6	121.0
Accumulated depreciation	(44.3)	(32.5)
Right-of-use asset	77.3	88.5
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	88.5
Additions	0.6
Dispositions	0.0
Depreciation	(11.8)
Net carrying amount, end of year	77.3	88.5
Fleet Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost	25.2	20.4
Accumulated depreciation	(16.1)	(12.0)
Right-of-use asset	9.1	8.4
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	8.4
Additions	4.8
Dispositions	0.0
Depreciation	(4.1)
Net carrying amount, end of year	9.1	8.4
Other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost	11.7	11.6
Accumulated depreciation	(6.7)	(4.8)
Right-of-use asset	5.0	6.8
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning of year	6.8
Additions	0.5
Dispositions	(0.2)
Depreciation	(2.1)
Net carrying amount, end of year	$ 5.0	$ 6.8